Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Spyglass Growth Fund
Class Name	Institutional Shares
Trading Symbol	SPYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Spyglass Growth Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spygx.com/fund-documents/. You can also request this information by contacting us at 1-888-878-5680.
Additional Information Phone Number	1-888-878-5680
Additional Information Website	https://spygx.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$119	1.00%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended December 31, 2024, the Fund generated a return of 38.10%. This performance was favorable compared to the return of 22.10% for its benchmark, the Russell Midcap Growth Index (which includes the reinvestment of dividends).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s primary driver of performance during the reporting period was security selection. Throughout 2024, company fundamentals appeared to move stock prices more than macroeconomic conditions, and the majority of the Fund’s portfolio companies met or exceeded consensus expectations when reporting results.
The Fund invests in what Spyglass believes are dynamic companies operating in rapidly-growing industries led by results-oriented, entrepreneurial management teams. The Fund’s strategy remains consistent as it attempts to identify companies that are benefitting from secular growth and are well positioned to compete in the industries in which they operate.

Top Contributors
↑	AppLovin Corporation
↑	Sweetgreen, Inc.
↑	Astera Labs Inc.
↑	DoorDash, Inc.
↑	Spotify Technology S.A.

Top Detractors
↓	Five Below, Inc.
↓	Roku, Inc.
↓	WillScot Mobile Mini Holdings Corp.
↓	CoStar Group, Inc.
↓	MongoDB, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/29/2017)
Institutional Shares	38.10	11.22	14.32
S&P 500 TR Index	25.02	14.53	13.82
Russell Midcap Growth Total Return Index	22.10	11.47	12.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://spygx.com/fund-documents/ for more recent performance information.
Net Assets	$ 951,003,939
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 7,124,691
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$951,003,939
Number of Holdings	25
Net Advisory Fee Paid	$7,124,691
Portfolio Turnover Rate	66%

Holdings [Text Block]

Top Sectors[1]	(% of Net Assets)
Information Technology	30.9%
Consumer Discretionary	18.3%
Health Care	17.3%
Financials	14.6%
Industrials	11.1%
Real Estate	4.9%
Communication Services	2.2%
Cash & Other	0.7%

Top 10 Holdings	(% of Net Assets)
Affirm Holdings, Inc.	5.8%
AppLovin Corp. - Class A	5.7%
Shift4 Payments, Inc. - Class A	5.7%
DoorDash, Inc. - Class A	5.1%
Snowflake, Inc. - Class A	5.0%
CoStar Group, Inc.	4.9%
Medpace Holdings, Inc.	4.9%
Exact Sciences Corp.	4.8%
Global-e Online Ltd.	4.5%
Procore Technologies, Inc.	4.4%
[1]
Updated Prospectus Web Address	https://spygx.com/fund-documents/

[1]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.